Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Summary of deferred tax asset and liability

	2022	2021
	$’000	$'000

Deferred income tax assets	78,394	11,064
Deferred income tax liabilities*	(186,261)	(169,119)
Net deferred tax liabilities	(107,867)	(158,055)

Summary of deferred tax asset and liability offset

	2022	2021
	$’000	$'000
Deferred income tax assets
Property, plant and equipment	(6,351)	1,678
Intangible assets	20,313	(6,231)
Provisions	13,788	13,064
Tax losses	28,443	240
Other	22,201	2,313
Total	78,394	11,064

	2022	2021
	$'000	$'000
Deferred income tax liabilities
Property, plant and equipment*	(147,364)	(147,733)
Intangible assets*	(199,064)	(159,907)
Provisions	38,837	36,397
Unrealized derivative income	(337)	(48,077)
Timing differences on loans	19,071	33,192
Unrealized foreign exchange	12,150	21,010
Tax losses	11,170	3,450
Unutilized capital allowances	79,110	89,157
Other	166	3,392
Total	(186,261)	(169,119)

Summary of deferred tax reconciliation

					Other including
		Provisions/			Unrealized
	Property,	share‑based			exchange
	plant and	payments	Intangible	Loans and	differences
	equipment	obligation	assets	derivatives	/tax losses	Total
Net deferred income tax	$'000	$'000	$'000	$'000	$'000	$'000

At January 1, 2020	(106,060)	29,279	(121,721)	(11,697)	195,262	(14,937)
Additions through business combinations (note 31)*	(3,378)	2,182	(103,638)	—	6,165	(98,669)
Tax (charge)/income	(46,364)	35,089	11,030	(16,444)	(58,033)	(74,722)
Effects of movement in exchange rates	2,721	(407)	22,442	2,087	(2,256)	24,587
At December 31, 2020	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)

At January 1, 2021	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)
Additions through business combinations (note 31)*	(6,065)	—	(73,330)	—	—	(79,395)
Tax income/(charge)	2,078	(11,922)	85,254	9,295	(10,989)	73,716
Effects of movement in exchange rates	11,014	(4,759)	13,806	1,874	(10,570)	11,365
At December 31, 2021	(146,054)	49,462	(166,157)	(14,885)	119,579	(158,055)

At January 1, 2022	(146,054)	49,462	(166,157)	(14,885)	119,579	(158,055)
Additions through business combinations (note 31)	(61,184)	—	(77,919)	—	—	(139,103)
Tax income	47,148	5,324	58,054	32,969	38,800	182,295
Effects of movement in exchange rates	6,375	(2,161)	7,271	650	(5,139)	6,996
At December 31, 2022	(153,715)	52,625	(178,751)	18,734	153,240	(107,867)